UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Partner
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT           07/27/05
       ------------------------   ---------------------------  ---------
             [Signature]              [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        47
                                               -------------

Form 13F Information Table Value Total:        $690,513
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                  Form 13F INFORMATION TABLE


              COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
AETNA INC NEW                     COM            00817Y108   18,635     225,000(SH)      (SOLE)                    225,000(SOLE)
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APPLE COMPUTER INC                COM            037833100    9,203     250,000(SH)      (SOLE)                    250,000(SOLE)
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ASHLAND INC                       COM            044209104   10,781     150,000(SH)      (SOLE)                    150,000(SOLE)
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BEARINGPOINT INC                  COM            074002106    9,163   1,250,000(SH)      (SOLE)                  1,250,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC             COM            075896100   17,757     425,000(SH)      (SOLE)                    425,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
C COR INC                         COM            125010108    1,028     150,000(SH)      (SOLE)                    150,000(SOLE)
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CARDINAL HEALTH INC               COM            14149Y108   23,032     400,000(SH)      (SOLE)                    400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC                   COM            141705103   57,876   1,300,000(SH)      (SOLE)                  1,300,000(SOLE)
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CENTEX CORP                       COM            152312104   10,601     150,000(SH)      (SOLE)                    150,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP            COM            165167107   20,520     900,000(SH)      (SOLE)                    900,000(SOLE)
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CISCO SYS INC                     COM            17275R102   85,860   4,500,000(SH) CALL (SOLE)                  4,500,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CORAUTUS GENETICS INC             COM NEW        218139202    3,169     760,000(SH)      (SOLE)                    760,000(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
CROMPTON CORP                     COM            227116100    7,783     550,000(SH)      (SOLE)                    550,000(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS INC               COM            126667104    5,605     250,000(SH)      (SOLE)                    250,000(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
DANIELSON HLDG CORP               COM            236274106   30,425   2,500,000(SH)      (SOLE)                  2,500,000(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
ENCYSIVE PHARMACEUTICALS INC      COM            29256X107    2,162     200,000(SH)      (SOLE)                    200,000(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC                    COM            26874Q100   10,725     300,000(SH)      (SOLE)                    300,000(SOLE)
--------------------------------------------------------------------------------------------------------------------------------
FREIGHTCAR AMER INC               COM            357023100      892      45,000(SH)      (SOLE)                    45,000(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
GLOBALSANTAFE CORP                SHS            G3930E101   13,260     325,000(SH)      (SOLE)                    325,000(SOLE)
----------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                        CL A           38259P508   44,123     150,000(SH)      (SOLE)                    150,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ICICI BK LTD                      ADR            45104G104   15,514     710,000(SH)      (SOLE)                    710,000(SOLE)
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INGERSOLL-RAND COMPANY LTD        CL A           G4776G101   14,270     200,000(SH)      (SOLE)                    200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
INTEGRATED ELECTRICAL SVCS        COM            45811E103    5,850   3,000,000(SH)      (SOLE)                  3,000,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                        COM            458140100    2,602     100,000(SH)      (SOLE)                    100,000(SOLE)
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INTERNATIONAL BUSINESS MACHS      COM            459200101   24,115     325,000(SH)      (SOLE)                    325,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
KINTERA INC                       COM            49720P506    2,737     802,500(SH)      (SOLE)                    802,500(SOLE)
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KONGZHONG CORP                    SPONSORED ADR  50047P104   12,810   1,400,000(SH)      (SOLE)                  1,400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
LAKES ENTMNT INC                  COM            51206P109    6,930     450,000(SH)      (SOLE)                    450,000(SOLE)
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NABORS INDUSTRIES LTD             SHS            G6359F103   10,609     175,000(SH)      (SOLE)                    175,000(SOLE)
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NEKTAR THERAPEUTICS               COM            640268108   12,454     740,000(SH)      (SOLE)                    740,000(SOLE)
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NETEASE COM INC                   SPONSORED ADR  64110W102   19,703     345,000(SH)      (SOLE)                    345,000(SOLE)
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NETLOGIC MICROSYSTEMS INC         COM            64118B100    7,092     400,000(SH)      (SOLE)                    400,000(SOLE)
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ORACLE CORP                       COM            68389X105   15,840   1,200,000(SH)      (SOLE)                  1,200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
PETCO ANIMAL SUPPLIES             COM NEW        716016209   17,592     600,000(SH)      (SOLE)                    600,000(SOLE)
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PIONEER COS INC                   COM NEW        723643300   18,692     850,000(SH)      (SOLE)                    850,000(SOLE)
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PRECISION DRILLING CORP           COM            74022D100    6,909     175,000(SH)      (SOLE)                    175,000(SOLE)
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PRIDE INTL INC DEL                COM            74153Q102    9,638     375,000(SH)      (SOLE)                    375,000(SOLE)
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QUALCOMM INC                      COM            747525103   11,554     350,000(SH)      (SOLE)                    350,000(SOLE)
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RHODIA                            SPONSORED ADR  762397107   10,146   5,700,000(SH)      (SOLE)                  5,700,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
SAKS INC                          COM            79377W108    1,897     100,000(SH)      (SOLE)                    100,000(SOLE)
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SANOFI AVENTIS                    SPONSORED ADR  80105N105    8,198     200,000(SH)      (SOLE)                    200,000(SOLE)
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SATYAM COMPUTER SERVICES LTD      ADR            804098101   16,900     650,000(SH)      (SOLE)                    650,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE CO               COM            923436109   14,640     600,000(SH)      (SOLE)                    600,000(SOLE)
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GRACE W R & CO DEL NEW            COM            38388F108   17,138   2,200,000(SH)      (SOLE)                    2,200,000(SOLE)
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WESTERN GAS RES INC               COM            958259103    8,725     250,000(SH)      (SOLE)                    250,000(SOLE)
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WPT ENTERPRISES INC               COM            98211W108    2,436     125,000(SH)      (SOLE)                    125,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
YOUBET COM INC                    COM            987413101   12,922   2,600,000(SH)      (SOLE)                  2,600,000(SOLE)
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